INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2023	2022

Raw materials, parts and supplies	$11,993	$6,086
Work in progress and assembled raw materials	9,392	10,294
Finished products	17,140	16,644

	$38,525	$33,024